Restructuring (Tables)	6 Months Ended
Jun. 30, 2019
Restructuring [Abstract]
Net Restructuring Expense by Division [text block table]

Net restructuring expense by division

	Three months ended		Six months ended
in € m.	Jun 30, 2019	Jun 30, 2018	Jun 30, 2019	Jun 30, 2018
Corporate & Investment Bank	36	165	43	178
Private & Commercial Bank	(13)	11	(39)	(7)
Asset Management	27	7	29	9
Total Net Restructuring Charges	50	182	33	181

Net Restructuring by Type [text block table]

Net restructuring expense by type

	Three months ended		Six months ended
in € m.	Jun 30, 2019	Jun 30, 2018	Jun 30, 2019	Jun 30, 2018
Restructuring - Staff related	50	181	34	184
Of which:
Termination Payments	42	90	23	85
Retention Acceleration	8	86	11	94
Social Security	0	5	0	5
Restructuring - Non Staff related[1]	(0)	1	(1)	(3)
Total net restructuring Charges	50	182	33	181

[1]Contract costs, mainly related to real estate and technology.

Organizational Changes [text block table]

During the three months ended June 30, 2019, 302 full-time equivalent staff were reduced as part of our restructuring program. These reductions were identified within:

	Three months ended	Six months ended
	Jun 30, 2019	Jun 30, 2019
Corporate & Investment Bank	132	159
Private & Commercial Bank	23	140
Asset Management	49	60
Infrastructure	99	202
Total full-time equivalent staff	302	561